6. INVENTORY	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Inventory Disclosure [Abstract]
INVENTORY

Inventory as of June 30, 2015 and December 31, 2014 consists of the following:

	June 30, 2015	December 31, 2014
	(Unaudited)	(Audited)

Raw materials	$-	$-
Finished goods	585,570	923,565
Inventory in transit	-	-
Inventory reserve	(20,000)	(40,215)
Total	$565,570	$883,350

Finished goods inventory relates to product at the Company’s retail stores, which is product purchased from distributors, and in some cases directly from the manufacturer, and resold at our stores. Inventory in transit relates to product purchased by the Company but which had not been received as of June 30, 2015.

The Company reviews its inventory on a periodic basis to identify products that are slow moving and/or obsolete, and if such products are identified, the Company records the appropriate inventory impairment charge at such time.

Inventory as of December 31, 2014 and December 31, 2013 consists of the following:

	December 31, 2014	December 31, 2013
	(Audited)	(Audited)

Raw materials	$-	$94,681
Finished goods	923,565	1,028,037
Inventory in transit	-	221,728
Inventory reserve	(40,215)	(90,725)
Total	$883,350	$1,253,721

Finished goods inventory relates to product at the Company’s retail stores, which is product purchased from distributors, and in some cases directly from the manufacturer, and resold at our stores. Inventory in transit relates to product purchased by the Company but which had not been received as of December 31, 2014.

The Company reviews its inventory on a periodic basis to identify products that are slow moving and/or obsolete, and if such products are identified, the Company records the appropriate inventory impairment charge at such time.